Long-Term Loans (Details)		6 Months Ended
	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)
Long-Term Loans [Line Items]
Carrying value			$ 1,796,426
Asset Pledged as Collateral [Member]
Long-Term Loans [Line Items]
Carrying value		$ 2,411,086
Jingxiyun Shenzhen [Member]
Long-Term Loans [Line Items]
Bank loan	$ 1,369,994			¥ 10,000,000
Maturity date	October 30, 2026
Interest rate per annum	3.25%